Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accruals And Deferred Income 1 [Abstract]
Deferred income beginning balance	€ 13,135	€ 12,242
Additions	88	2,757
Credit to profit or loss	(2,187)	(1,864)
Deferred income ending balance	€ 11,036	€ 13,135